Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net operating loss carry forwards	$ 17,100,000	$ 16,500,000
Deferred tax assets	4,924,000	4,974,000
Change in the valuation allowance	$ 441,000	(252,000)
Net operating loss carry forwards, expiration period	The net operating loss carryforwards, if not utilized, generally expire twenty years from the date the loss was incurred, beginning in 2021, and losses incurred after 2018 are carried forward indefinitely and subject to annual limitations for federal and Minnesota purposes.
Accrued interest and penalties related to uncertain tax positions
Effective tax rate, percentage	21.00%	21.00%
Gel-Del Technologies, Inc [Member]
Net operating loss carry forwards	$ 7,000,000
Accumulated pre-merger operting loss carryforwards	$ 7,000,000